Investments in Equity-accounted Investees (Tables)	12 Months Ended
Dec. 31, 2012
Results Relating to Equity-Accounted Investees	Results relating to equity-accounted investees

	2012	2011	2010
Company’s share in income (loss)	7	(77)	(86)
Other results	(34)	—	—

	(27)	(77)	(86)

Company's Share in Income (Loss)	Company’s share in income (loss)

	2012	2011	2010
Trident	—	(82)	(94)
ASMC	3	3	4
ASEN	4	2	4
Others	—	—	—

	7	(77)	(86)

Changes in Investments in Equity-Accounted Investees

The changes in 2012 are as follows:

Investments
Balance as of January 1	37
Changes:
Acquisitions/additions	—
Deductions	—
Share in income (loss)	7
Translation and exchange rate differences	1

Balance as of December 31	45

Summary of Carrying Value of Investments in Equity-Accounted Investees

The total carrying value of investments in equity-accounted investees is summarized as follows:

	2012		2011
	Shareholding %	Amount	Shareholding %	Amount
ASMC	27	17	27	14
ASEN	40	28	40	23
Trident	—	—	57	—

		45		37

Trident Microsystems, Inc., [Member]
Condensed Consolidated Statements of Operations

Trident’s 2011 condensed consolidated statements of operations (unaudited) are presented below:

($ in thousands)	For the year ended December 31, 2011
Net revenues	298,349
Cost of revenues	(233,920)

Gross profit	64,429
Research and development expenses	(138,972)
Selling, general and administrative expenses	(65,263)
Goodwill impairment	—
Restructuring charges	(10,042)

Operating loss	(149,848)
Gain (loss) on investment	2,098
Gain on acquisition	—
Interest and other income (expense), net	5,089

Loss before income taxes	(142,661)
Provision for income taxes	(7,689)

Net loss	(150,350)

Condensed Consolidated Balance Sheets

Trident’s 2011 condensed consolidated balance sheets (unaudited) are presented below:

($ in thousands)	December 31, 2011
Cash and cash equivalents	54,208
Accounts receivable, net	25,998
Accounts receivable from related parties	2,713
Inventories	12,783
Note receivable from related party	20,884
Prepaid expenses and other current assets	11,005

Total current assets	127,591
Property and equipment, net	9,236
Intangible assets, net	43,913
Long-term receivable from related party	—
Other assets	21,148

Total assets	201,888

Accounts payable	13,152
Accounts payable to related parties	23,395
Accrued expenses and other current liabilities	49,857
Income taxes payable	3,085

Total current liabilities	89,489
Long-term income taxes payable	23,471
Deferred income tax liabilities	301
Other long-term liabilities	7,878

Total liabilities	121,139
Common stock	183
Additional paid-in capital	441,614
Accumulated deficit	(361,048)

Total stockholders’ equity	80,749

Total liabilities and stockholders’ equity	(201,888)